Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
18.	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Transactions with related parties

During the year, the Company advanced a loan of $91,954 to a shareholder, Yuan Shen. The loan is interest free and due on demand as of December 31, 2020. The Company has agreed to offset this loan with the other related party balance due to this same shareholder subsequent to yearend. (Refer to Note 17.2) below for balance due to this related party

2)	Balances with related parties

As of December 31, 2020, the balance of due from related parties of $94,023 (2019: $2,906) consisted of various advances due on open account and non-interest bearing to various shareholders.

As of December 31, 2020, the balance of due to related parties of $281,369 (2019: 280,714) is due to the shareholder, Yuan Shen, who advanced funds from time to time to support the Company’s holding companies’ operations. The balance is interest free and due on demand.

3)	Transactions with related parties

Upon the acquisition of Lixin Cayman in December 2019, the Company acquired a lease agreement with one related party, which is an associate of Lixin Cayman’s 4.7703% shareholder. The lease agreement was a three-year agreement to be matured in April 2020, with a monthly rental fee of $8,805. For the year ended December 31, 2019, the Company incurred rental expenses of $2,935 from its rental agreements with the related party.

During the year ended December 31, 2019, the Company borrowed $279,020 from a related party. The loan was interest free and was payable in March 2020.

4)	Balances with related parties

As of December 31, 2019, the balance of due from related parties of $2,906 consisted of various advances due on open account and non-interest bearing to various shareholders and other related entities. The Company had no balances with related parties as of December 31, 2018.

As of December 31, 2019, the balance of due to related parties of $280,714 was a loan borrowed from a related party. The loan was interest free and was payable in March 2020.